INCOME TAX - Income tax expense (Details)	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INCOME TAX
Current income tax provision(benefit)	$ (15,053)	¥ (98,338)	¥ 316,799
Income tax expenses (benefit)	$ (15,053)	¥ (98,338)	¥ 316,799